Accounts payable and accruals (Tables)	12 Months Ended
Dec. 31, 2025
Accounts Payable And Accruals Tables [Abstract]
Schedule of Accounts Payable and Accruals

	As at
	December 31, 2025	December 31, 2024
Accounts payables	3,352	4,515
Accrued expenses	6,432	7,458
Accrued wages and other benefits	2,607	1,262
Client liabilities	3,046	7,795
Other	1,024	1,151
Total	16,461	22,181